Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

While the granting of options and other equity awards to officers, directors and other employees is not expressly addressed in the insider trading policy described above, the Company follows the same principles set forth in such policy when granting equity awards, including options, to its officers, directors and other employees with access to material nonpublic information. Generally, the Board or Compensation Committee does not approve grants of such awards during a blackout period and does not take material nonpublic information into account when determining the timing and terms of such an award. Further, the Company does not have a policy or practice of timing the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	While the granting of options and other equity awards to officers, directors and other employees is not expressly addressed in the insider trading policy described above, the Company follows the same principles set forth in such policy when granting equity awards, including options, to its officers, directors and other employees with access to material nonpublic information. Generally, the Board or Compensation Committee does not approve grants of such awards during a blackout period and does not take material nonpublic information into account when determining the timing and terms of such an award. Further, the Company does not have a policy or practice of timing the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false